UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/10

The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/Standish Fixed Income Fund
-Dreyfus/Standish Global Fixed Income Fund

-Dreyfus/Standish International Fixed Income Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Fixed Income Fund

September 30, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--111.5%	Rate (%)	Date	Amount ($)	Value ($)
Advertising--.3%
Lamar Media,
Gtd. Notes	6.63	8/15/15	661,000	680,004
Aerospace & Defense--.1%
BE Aerospace,
Sr. Notes	6.88	10/1/20	355,000	363,875
Agriculture--.5%
Altria Group,
Gtd. Notes	9.70	11/10/18	945,000	1,281,080
Asset-Backed Ctfs./Auto Receivables--3.5%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	800,000 a	828,327
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	385,000	386,909
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	280,000	294,827
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	894,110 a	860,595
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	200,000	207,765
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	140,000	143,279
Chrysler Financial Auto
Securitization, Ser. 2010-A,
Cl. C	2.00	1/8/14	465,000	464,963
Chrysler Financial Lease Trust,
Ser. 2010-A, Cl. C	4.49	9/16/13	525,000 a,b	525,664
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	490,000 b	510,246
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	1,025,000 a	1,082,113
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	600,000 a	628,514
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	272,901 a	269,129
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. D	5.22	7/15/15	358,844 a	360,769
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	280,000	280,760
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	320,000	327,053
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	1,725,000	1,746,958
				8,917,871

Asset-Backed Ctfs./Home Equity Loans--.8%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	139,630 c	133,070
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.58	10/25/35	437,357 c	416,463
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	425,822 c	431,007
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.69	5/25/35	129,583 c	129,202
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.66	3/25/35	306,708 c	302,061
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.71	7/25/35	126,380 c	125,831
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.31	10/25/36	189,240 c	182,476
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.39	1/25/36	87,386 c	86,287
Morgan Stanley ABS Capital I,
Ser. 2004-NC1, Cl. M2	2.58	12/27/33	234,335 c	178,276
				1,984,673
Asset-Backed Ctfs./Manufactured Housing--.4%
Conseco Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	16,018	16,048
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	1,030,000 c	1,048,685
				1,064,733
Automobiles--.3%
Lear,
Gtd. Bonds	7.88	3/15/18	445,000	473,925
Lear,
Gtd. Notes	8.13	3/15/20	235,000 d	252,331
				726,256
Banks--6.9%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	1,090,000	1,279,114
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	1,205,000	1,275,718
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	1,570,000	2,009,803
Citigroup,
Sr. Notes	5.38	8/9/20	495,000	513,120
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	1,655,000	1,776,604
Citigroup,
Unscd. Notes	8.50	5/22/19	650,000	804,907
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	350,000 b	355,581
Credit Suisse,
Sub. Notes	5.40	1/14/20	945,000	1,009,934
Discover Bank,
Sub. Notes	7.00	4/15/20	500,000	544,885

JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	870,000	995,011
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	625,000 c	606,847
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,970,000	2,040,229
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	650,000	669,316
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	565,000 b	607,830
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	265,000	273,612
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	600,000	633,891
Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	2,005,000 c	2,090,212
				17,486,614
Building & Construction--.3%
Masco,
Sr. Unscd. Bonds	7.13	3/15/20	620,000	636,225
Chemicals--.3%
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	595,000	752,504
Coal--.2%
Consol Energy,
Gtd. Notes	8.00	4/1/17	320,000 a	348,000
Consol Energy,
Gtd. Notes	8.25	4/1/20	215,000 a	235,962
				583,962
Commercial & Professional Services--1.0%
Aramark,
Gtd. Notes	8.50	2/1/15	712,000 d	744,040
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	1,090,000 a	1,269,004
Iron Mountain,
Sr. Sub. Notes	8.38	8/15/21	600,000	651,750
				2,664,794
Commercial Mortgage Pass-Through Ctfs.--8.8%
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	900,000	958,681
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A4	5.35	9/10/47	1,055,000 c	1,162,876
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	1,301,334 b,c	1,333,021
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR3,
Cl. A4	4.72	2/11/41	635,000	679,256
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-T14,
Cl. A4	5.20	1/12/41	1,235,000 c	1,337,920
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	1,015,000 c	1,112,529

Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17,
Cl. AAB	5.70	6/11/50	420,000	457,155
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.88	9/11/38	875,000 c	966,402
Bear Stearns Commercial Mortgage
Securities, Ser. 1998-C1,
Cl. A2	6.44	6/16/30	83 b	83
Commercial Mortgage Pass-Through
Certificates, Ser. 2007-C9,
Cl. AAB	6.01	12/10/49	475,000 c	523,689
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	0.45	5/15/23	911,014 a,b,c	874,125
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.30	7/15/36	90,588 b	90,523
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	1,021,627 c	1,078,439
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	319,398 b	323,536
GE Capital Commercial Mortgage,
Ser. 2004-C2, Cl. A4	4.89	3/10/40	675,000	726,875
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	0.70	3/6/20	1,120,000 a,b,c	998,091
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	0.51	3/6/20	2,965,000 a,c	2,719,691
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	1.31	3/6/20	650,000 a,c	542,638
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	315,665 b	315,665
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	225,000 a	269,062
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	1,090,000 a,c	1,262,490
JPMorgan Chase Commercial Mortgage
Securities, Ser. 2010-CNTR,
Cl. C	5.51	8/5/32	735,000 a	736,024
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	229,636 b,c	230,033
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.39	11/12/37	186,305 b,c	187,344

Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A4	5.38	11/14/42	475,000 c	524,767
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.80	6/11/42	870,000 c	966,499
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A2	6.40	2/15/31	534 b	535
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A3	6.54	2/15/31	652 b	653
RBSCF Trust,
Ser. 2010-MB1, Cl. B	4.79	4/15/15	235,000 a,c	250,815
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.04	8/15/39	940,000 c	1,051,973
Vornado,
Ser. 2010-VN0, Cl. C	5.28	9/13/28	420,000 a	432,967
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	305,946	311,427
				22,425,784
Diversified Financial Services--4.5%
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	610,000 c	611,525
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	855,000	1,103,312
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	648,000	831,418
Ford Motor Credit,
Sr. Unscd. Notes	6.63	8/15/17	600,000	640,145
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	1,720,000	1,946,646
Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	775,000 a	887,375
General Electric Capital,
Sr. Unscd. Notes	4.38	9/21/15	850,000	919,836
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	1,145,000 a	1,222,415
Hutchison Whampoa International,
Gtd. Notes	5.75	9/11/19	695,000 a	774,696
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	305,000 a	376,962
Invesco,
Gtd. Notes	5.38	2/27/13	595,000	634,817
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	1,240,000 a	1,434,831
				11,383,978
Electric Utilities--2.3%
AES,
Sr. Unscd. Notes	7.75	10/15/15	1,220,000	1,311,500
AES,
Sr. Unscd. Notes	8.00	10/15/17	70,000	75,950
AES Corporation,
Sr. Notes	7.75	3/1/14	5,000	5,375
Consumers Energy,
First Mortgage Bonds, Ser. D	5.38	4/15/13	465,000	509,979

Exelon Generation,
Sr. Unscd. Notes		5.20	10/1/19	660,000	735,544
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	548,000	647,709
Nevada Power,
Mortgage Notes		6.50	8/1/18	775,000	939,228
NiSource Finance,
Gtd. Notes		5.25	9/15/17	760,000	832,382
Progress Energy,
Sr. Unscd. Notes		7.05	3/15/19	590,000	732,598
					5,790,265
Environmental Control--.6%
Allied Waste North America,
Gtd. Notes, Ser. B		7.13	5/15/16	250,000	268,123
Republic Services,
Gtd. Notes		5.50	9/15/19	515,000	581,185
Waste Management,
Sr. Unscd. Notes		7.00	7/15/28	596,000	720,587
					1,569,895
Food & Beverages--.9%
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	720,000 a	1,034,514
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	635,000	772,637
Stater Brothers Holdings,
Gtd. Notes		7.75	4/15/15	380,000	391,400
					2,198,551
Foreign/Governmental--2.3%
Banco Nacional de Desenvolvimento
Economico e Social, Notes		5.50	7/12/20	540,000 a	585,225
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	585,000	663,422
Republic of Chile,
Notes	CLP	5.50	8/5/20	674,000,000 e	1,478,605
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	360,000	460,201
Republic of Peru,
Sr. Unscd. Bonds		6.55	3/14/37	1,150,000	1,400,125
Russia Foreign Bond,
Sr. Unscd. Bonds		5.00	4/29/20	1,295,000 a	1,355,865
					5,943,443
Health Care--.5%
Community Health Systems,
Gtd. Notes		8.88	7/15/15	715,000	761,475
Quest Diagnostic,
Gtd. Notes		5.75	1/30/40	600,000	600,367
					1,361,842
Lodging & Entertainment--.2%
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	575,000	613,812
Manufacturing--.2%
Bombardier,
Sr. Notes		7.75	3/15/20	355,000 a	385,175

Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	75,000 a,d	78,656
				463,831
Media--3.5%
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	575,000 a	663,948
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	560,000	619,500
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	430,000	485,900
DirecTV Holdings,
Gtd. Notes	5.88	10/1/19	220,000	250,140
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	80,000	82,913
DirecTV Holdings,
Gtd. Notes	7.63	5/15/16	610,000	680,934
Discovery Communications,
Gtd. Notes	5.63	8/15/19	255,000	287,778
Dish DBS,
Gtd. Notes	7.75	5/31/15	900,000	964,125
NBC Universal,
Sr. Unscd. Notes	5.15	4/30/20	635,000 a	687,058
News America,
Gtd. Notes	6.15	3/1/37	720,000	777,876
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	1,070,000	1,121,956
TCI Communications,
Sr. Unscd. Bonds	7.88	2/15/26	765,000	950,060
Time Warner,
Gtd. Notes	5.88	11/15/16	569,000	663,433
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	545,000	650,994
				8,886,615
Mining--.6%
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	590,000	659,422
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	290,000	352,738
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	495,000	624,283
				1,636,443
Office And Business Equipment--.2%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	235,000	250,141
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	335,000	367,179
				617,320
Oil & Gas--2.5%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	985,000	1,086,963
Continental Resources,
Sr. Notes	7.13	4/1/21	320,000 a	334,400

EQT,
Sr. Unscd. Notes	8.13	6/1/19	550,000	682,999
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	585,000	716,270
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	125,000	160,323
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	680,000	808,791
Petroleos Mexicanos,
Bonds	6.63	6/15/35	610,000 a,b	669,432
Range Resouces,
Gtd. Notes	8.00	5/15/19	580,000	636,550
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	565,000	676,819
Valero Energy,
Sr. Unscd. Notes	6.13	2/1/20	500,000	545,930
				6,318,477
Paper & Paper Related--.3%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	315,000 a	329,175
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	485,000 a	541,381
				870,556
Pipelines--1.2%
ANR Pipeline,
Sr. Unscd. Notes	7.00	6/1/25	10,000	11,702
El Paso,
Sr. Unscd. Bonds	6.50	9/15/20	405,000 a	413,100
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	80,000	85,349
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	600,000	670,500
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	895,000	1,068,914
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	610,000	674,824
				2,924,389
Property & Casualty Insurance--2.5%
AON,
Sr. Notes	3.50	9/30/15	460,000	469,173
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	100,000	99,361
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	748,000	804,219
Hanover Insurance Group,
Sr. Unscd. Notes	7.50	3/1/20	160,000	178,363
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	1,098,000	1,219,845
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	1,035,000	1,364,365
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	970,000	1,050,186

Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	175,000	197,868
Willis North America,
Gtd. Notes	6.20	3/28/17	440,000	469,479
Willis North America,
Gtd. Notes	7.00	9/29/19	390,000	429,426
				6,282,285
Real Estate--2.9%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	645,000	720,350
CommonWealth REIT,
Sr. Unscd. Notes	0.89	3/16/11	541,000 c	539,955
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	110,000 d	123,078
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	510,000	604,969
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	245,000	276,272
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	375,000	416,439
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	380,000	407,230
Healthcare Realty Trust,
Sr. Unscd. Notes	8.13	5/1/11	575,000	597,106
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	196,000	210,688
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	340,000	352,075
Regency Centers,
Gtd. Notes	5.25	8/1/15	187,000	201,595
Regency Centers,
Gtd. Notes	5.88	6/15/17	330,000	358,829
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	932,000	1,102,869
WEA Finance,
Gtd. Notes	7.13	4/15/18	895,000 a	1,054,102
WEA Finance,
Gtd. Notes	7.50	6/2/14	245,000 a	285,394
				7,250,951
Residential Mortgage Pass-Through Ctfs.--.2%
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.61	5/25/36	529,727 b,c	443,519
Retail--1.3%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	560,000	635,692
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	534,291 a	663,986
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	499,000	533,805
Inergy Finance,
Sr. Unscd. Notes	7.00	10/1/18	765,000 a	787,950

Staples,
Gtd. Notes	9.75	1/15/14	570,000	706,312
				3,327,745
State/Territory General Obligations--1.6%
California,
GO (Build America Bonds)
(Various Purpose)	7.30	10/1/39	610,000	646,264
California,
GO (Build America Bonds)
(Various Purpose)	7.55	4/1/39	655,000	712,974
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds,
Ser. E	6.00	6/1/28	740,000	638,724
Illinois,
GO	4.42	1/1/15	675,000	704,133
Los Angeles Unified School
District, GO (Build America
Bonds)	6.76	7/1/34	520,000	590,262
New York City,
GO (Build America Bonds)	5.99	12/1/36	630,000	667,529
				3,959,886
Steel--.3%
Arcelormittal,
Sr. Unscd. Notes	5.25	8/5/20	675,000	681,560
Telecommunications--1.6%
AT & T,
Sr. Unscd. Notes	5.60	5/15/18	550,000	643,706
CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	1,180,000 a	1,309,800
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	565,000	639,425
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	630,000	677,358
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	280,000	360,768
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	370,000 a	416,481
				4,047,538
U.S. Government Agencies/Mortgage-Backed--30.5%
Federal Home Loan Mortgage Corp.:
5.00%, 1/1/40 - 9/1/40			3,655,088 f	3,895,700
5.50%, 1/1/34 - 9/1/40			1,402,603 f	1,497,753
6.00%, 6/1/22 - 11/1/37			228,058 f	247,013
7.00%, 11/1/31			128,409 f	145,812
Federal National Mortgage Association:
4.50%			4,950,000 f,g	5,155,732
5.00%			13,735,000 f,g	14,458,250
5.50%			20,860,000 f,g	22,288,538
6.00%			8,930,000 f,g	9,618,363
4.50%, 11/1/14			7,191 f	7,460
4.90%, 1/1/14			0 f	0

5.00%, 10/1/11 - 9/1/40	3,099,904 f	3,277,269
5.50%, 12/1/24 - 8/1/40	11,976,545 f	12,805,471
6.00%, 7/1/17 - 1/1/38	3,549,730 f	3,827,783
6.50%, 12/1/15	2,450 f	2,652
7.00%, 11/1/31 - 6/1/32	27,615 f	31,368
7.50%, 2/1/29 - 11/1/29	3,667 f	4,163
8.50%, 6/1/12	218 f	227
Ser. 2002-T11, Cl. A,
4.77%, 4/25/12	8,310 f	8,546
Ser. 2002-T3, Cl. A, 5.14%,
12/25/11	217,182 f	222,632
Government National Mortgage Association I:
6.00%, 1/15/32	1,766	1,939
6.50%, 7/15/32	3,381	3,776
8.00%, 8/15/25 - 11/15/26	24,542	28,847
9.00%, 2/15/21	6,784	6,803
		77,536,097
U.S. Government Securities--27.4%
U.S. Treasury Bonds:
3.88%, 8/15/40	1,605,000	1,659,419
4.25%, 5/15/39	2,240,000	2,462,949
4.63%, 2/15/40	3,160,000	3,692,757
5.25%, 11/15/28	1,105,000	1,396,271
6.13%, 11/15/27	3,515,000	4,853,997
7.50%, 11/15/24	485,000	735,306
U.S. Treasury Notes:
1.00%, 8/31/11	11,720,000 b	11,799,661
1.13%, 6/15/13	8,430,000 b	8,551,190
1.38%, 9/15/12	11,325,000 b	11,535,135
1.88%, 8/31/17	8,185,000 d	8,179,246
2.38%, 8/31/14	6,075,000	6,410,553
2.75%, 5/31/17	3,975,000	4,205,737
3.38%, 11/15/19	955,000	1,028,938
3.88%, 10/31/12	2,805,000 b	3,007,487
		69,518,646
Total Bonds and Notes
(cost $270,939,747)		283,196,019
	Face Amount
	Covered by
Options Purchased--.0%	Contracts ($)	Value ($)
Call Options:
Japanese Yen
August 2011 @ 90	262,000,000 h	43,149
Japanese Yen
August 2011 @ 90	264,000,000 h	43,531
Total Options
(cost $133,538)		86,680
	Principal
Short-Term Investments--4.8%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.13%, 10/21/10	250,000 b	249,983
0.15%, 12/16/10	12,000,000 b,d	11,996,964

Total Short-Term Investments
(cost $12,246,182)		12,246,947

Other Investment--3.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,231,426)	8,231,426 [i]	8,231,426
Investment of Cash Collateral for
Securities Loaned--4.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $11,436,460)	11,436,460 [i]	11,436,460
Total Investments (cost $302,987,353)	124.0%	315,197,532
Liabilities, Less Cash and Receivables	(24.0%)	(61,085,579)
Net Assets	100.0%	254,111,953

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities had a market value of $30,785,901 or 12.1% of net assets.
b	Held by broker as collateral for open financial futures and options positions.
c	Variable rate security--interest rate subject to periodic change.
d	Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was
$19,374,751 and the market value of the collateral held by the fund was $19,802,883, consisting of cash collateral of
11,436,460 and U.S. Government and Agency securities valued at $8,366,423.
e	Principal amount stated in U.S. Dollars unless otherwise noted. CLP--Chilean Peso
f	The Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
g	Purchased on a forward commitment basis.
h	Non-income producing security.
i	Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $311,353,776. Net unrealized appreciation on investments was $12,210,179 of which $13,281,236 related to appreciated investment securities and $1,071,057 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	57.9
Corporate Bonds	36.0
Short-Term/Money Market Investments	15.8
Asset/Mortgage-Backed	13.7
Foreign/Governmental	2.3
State/Government General Obligations	1.6
Options	.0
127.3

† Based on net assets.

At September 30, 2010, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 10/27/2010	1,330,000	1,267,024	1,281,191	14,167
Malaysian Ringgit,
Expiring 10/27/2010	3,920,000	1,268,198	1,267,450	(748)
Mexican New Peso,
Expiring 10/27/2010	16,160,000	1,275,001	1,279,697	4,696
Norwegian Krone,
Expiring 10/27/2010	7,480,000	1,266,723	1,269,994	3,271
South Korean Won,
Expiring 10/27/2010	6,066,670,000	5,240,731	5,314,659	73,928

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Chilean Peso,
Expiring 10/27/2010	340,970,000	696,354	704,274	(7,920)
Chilean Peso,
Expiring 10/27/2010	81,600,000	166,650	168,545	(1,895)
Chilean Peso,
Expiring 10/27/2010	277,030,000	565,772	572,206	(6,434)
Japanese Yen,
Expiring 10/27/2010	232,500,000	2,760,299	2,785,757	(25,458)

Gross Unrealized Appreciation				96,062
Gross Unrealized Depreciation				(42,455)

STATEMENT OF FINANCIAL FUTURES
September 30, 2010 (Unaudited)

		Market Value			Unrealized
		Covered by			(Depreciation)
	Contracts	Contracts ($)	Expiration		at 9/30/2010 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	100	(12,086,719)	December 2010		(91,945)
U.S. Treasury 10 Year Notes	103	(12,982,828)	December 2010		(217,924)

Gross Unrealized Depreciation					(309,869)

STATEMENT OF OPTIONS WRITTEN
September 30, 2010 (Unaudited)

			Face Amount
			Covered by
			Contracts ($)		Value ($)
Put Options:
10-Year USD LIBOR-BBA,
February 2011 @ 5.364			8,080,000	a	(332)
(Premiums received $121,200)

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
USD--US Dollar

a	Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	11,967,277	-	11,967,277
Commercial Mortgage-Backed	-	22,425,784	-	22,425,784
Corporate Bonds+	-	91,401,367	-	91,401,367
Foreign Government	-	5,943,443	-	5,943,443
Municipal Bonds	-	3,959,886	-	3,959,886
Mutual Funds	19,667,886	-	-	19,667,886
Residential Mortgage-Backed	-	443,519	-	443,519
U.S. Government Agencies/Mortgage-Backed	-	77,536,097	-	77,536,097
U.S. Treasury	-	81,765,593	-	81,765,593
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	96,062		96,062
Options Purchased	-	86,680	-	86,680
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(42,455)		(42,455)
Futures++	(309,869)	-	-	(309,869)
Options Written	-	(332)	-	(332)

+ See Statement of Investments for industry classification.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options that are traded on an exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded overthe-counter are valued at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
September 30, 2010 (Unaudited)
		Coupon	Maturity	Principal
Bonds and Notes--94.3%		Rate (%)	Date	Amount ($)		Value ($)
Argentina--.5%
Republic of Argentina,
Sr. Unscd. Notes, Ser. 1		8.75	6/2/17	650,000		632,450
Australia--.7%
Queensland Treasury,
Gov't Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	800,000	a	793,386
Brazil--1.4%
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	305,000	a	1,712,416
Canada--4.0%
Bombardier,
Sr. Notes		7.75	3/15/20	335,000	b	363,475
Canadian Government,
Bonds	CAD	4.00	6/1/16	2,700,000	a	2,885,397
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	275,000	a	429,699
Canadian National Railway,
Sr. Unscd. Notes		5.55	3/1/19	225,000		267,120
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	550,000		693,647
Trans-Canada Pipelines,
Sr. Unscd. Notes		7.63	1/15/39	145,000		194,020
						4,833,358
Cayman Islands--.9%
Petrobras International Finance,
Gtd. Notes		5.75	1/20/20	455,000		505,980
Vale Overseas,
Gtd. Notes		4.63	9/15/20	600,000		622,703
						1,128,683
Chile--.5%
Republic of Chile,
Notes	CLP	5.50	8/5/20	273,000,000	a	598,901
Egypt--.9%
Egypt Treasury,
Bills, Ser. 182	EGP	0.00	2/15/11	6,200,000	a,c	1,051,473
France--2.2%
Crown Euro Holdings,
Sr. Notes	EUR	7.13	8/15/18	145,000	a,b	208,544
GDF Suez,
Sr. Unscd. Notes	EUR	6.25	1/24/14	75,000	a	115,871
Government of France,
Bonds	EUR	4.75	4/25/35	1,075,000	a	1,832,489
PPR,
Sr. Unscd. Notes	EUR	8.63	4/3/14	120,000	a	195,042
Veolia Environnement,
Sr. Unscd. Notes	EUR	6.75	4/24/19	150,000	a	257,688
						2,609,634
Germany--4.4%
Bundesrepublik Deutschland,
Bonds, Ser. 09	EUR	3.25	1/4/20	1,460,000	a	2,162,593
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.25	1/4/14	490,000	a	735,441
Bundesrepublik Deutschland,
Bonds, Ser. 08	EUR	4.75	7/4/40	205,000	a	382,858
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	370,000	a,b	536,758
Heidelbergcement Finance,
Gtd. Bonds	EUR	7.50	4/3/20	150,000	a	205,255
Heidelbergcement Finance,
Gtd. Notes	EUR	8.50	10/31/19	770,000	a	1,123,183
KFW,
Gtd. Notes		3.50	3/10/14	125,000		135,455

						5,281,543
Indonesia--1.4%
Indonesia Government,
Notes	IDR	11.50	9/15/19	1,930,000,000	a	271,110
Indonesia Government,
Notes	IDR	11.50	9/15/19	5,000,000,000	a	702,357
Indonesia Government,
Sr. Unscd. Bonds, Ser. FR23	IDR	11.00	12/15/12	5,925,000,000	a	722,869
						1,696,336
Italy--4.4%
Finmeccanica,
Sr. Notes	EUR	4.88	3/24/25	80,000	a	111,614
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	3.75	8/1/15	1,740,000	a	2,478,185
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	5.00	9/1/40	620,000	a	881,965
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	5.25	8/1/11	1,300,000	a	1,826,804
						5,298,568
Japan--9.5%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	27,000,000	a	313,770
Japan Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	130,000,000	a	1,528,366
Japan Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	270,750,000	a	3,178,870
Japan Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	503,550,000	a	6,552,713
						11,573,719
Luxembourg--1.6%
Arcelormittal,
Sr. Unscd. Notes		3.75	8/5/15	400,000		404,717
Enel Finance International,
Gtd. Notes		5.70	1/15/13	295,000	b	318,400
Enel Finance International,
Gtd. Notes		5.13	10/7/19	225,000	b	239,050
Holcim US Finance,
Gtd. Notes		6.00	12/30/19	540,000	b	590,286
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	325,000		382,085
						1,934,538
Mexico--2.0%
America Movil Sab de CV,
Gtd. Notes		5.00	3/30/20	235,000		254,631
Mexican Bonos,
Bonds, Ser. M 20	MXN	10.00	12/5/24	13,600,000	a	1,438,605
Petroleos Mexicanos,
Bonds		6.63	6/15/35	610,000 b,d,g		669,432
						2,362,668
Netherlands--2.5%
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	140,000	a	199,549
Diageo Capital,
Gtd. Notes	EUR	5.50	7/1/13	195,000	a	290,609
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	100,000	a	148,536
Kazakhstan Temir Zholy,
Gtd. Notes		6.38	10/6/20	200,000	b	207,500
Netherlands Government,
Bonds	EUR	4.00	7/15/18	825,000	a	1,263,749
Netherlands Government,
Bonds	EUR	4.00	1/15/37	320,000	a	518,452
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	100,000	a	172,286
Storm,
Ser. 2005, Cl.A	EUR	1.04	5/26/47	131,622	a	176,903
						2,977,584

Norway--.2%
Yara International ASA,
Notes		7.88	6/11/19	150,000	b	186,752
Philippines--.3%
Republic of Philippines,
Sr. Unscd. Notes T	PHP	4.95	1/15/21	13,000,000	a	304,152
Poland--.6%
Poland Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	2,205,000	a	767,318
South Korea--.1%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	110,000	a	160,422
Spain--8.1%
BBVA Senior Finance,
Bank Gtd. Notes	EUR	3.88	8/6/15	400,000	a	552,139
Santander International,
Bank Gtd. Notes	EUR	3.50	3/10/15	400,000	a	548,051
Spanish Government,
Bonds	EUR	5.40	7/30/11	5,635,000	a	7,953,482
Spanish Government,
Sr. Unsub. Bonds	EUR	4.00	4/30/20	230,000	a	312,503
Telefonica Emisiones,
Gtd. Notes	EUR	5.43	2/3/14	300,000	a	440,692
						9,806,867
Sri Lanka--.4%
Republic of Sri Lanka,
Sr. Unscd. Notes		6.25	10/4/20	425,000	b	430,844
Sweden--.6%
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	4,270,000	a	719,854
Ukraine--.4%
Ukraine Government,
Bonds		7.75	9/23/20	475,000	b	479,156
United Kingdom--9.9%
BAT International Finance,
Gtd. Notes	GBP	6.38	12/12/19	190,000	a	346,841
FCE Bank,
Sr. Unscd. Notes	EUR	7.13	1/16/12	450,000	a	636,468
Holmes Master Issuer,
Ser. 2007-2A, Cl. 3A1		0.61	7/15/21	545,000	e	539,851
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	6.38	6/17/16	355,000	a	542,649
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	75,000		88,646
Nationwide Building Society,
Gtd. Notes	EUR	2.88	9/14/15	380,000	a	517,110
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	100,000	a	187,332
Royal Bank of Scotland,
Sr. Notes	EUR	3.00	9/8/15	280,000	a	382,134
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	5.75	5/21/14	205,000	a	300,576
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	1,365,000	a	2,274,291
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	940,000	a	1,567,655
United Kingdom Gilt,
Bonds	GBP	4.50	3/7/19	2,440,000	a	4,328,016
United Kingdom Gilt,
Bonds	GBP	5.00	3/7/12	205,000	a	341,998
						12,053,567
United States--36.8%
AES,
Sr. Unscd. Notes		7.75	10/15/15	195,000		209,625
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	260,000		262,757
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	450,000		496,582
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	215,000	b	308,917

Aramark,
Gtd. Notes		8.50	2/1/15	425,000		444,125
Arkle Master Issuer,
Ser. 2006-2A, Cl. 3A1		0.46	2/17/52	600,000	b,e	597,367
Arran Residential Mortgage Funding,
Ser. 2006-1A, Cl. A2B		0.60	4/12/56	906,394	b,e	899,614
Autozone,
Sr. Unscd. Notes		5.75	1/15/15	170,000		192,978
Ball,
Gtd. Notes		7.38	9/1/19	495,000		540,788
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	225,000		240,416
Bank of America,
Sr. Notes		6.50	8/1/16	220,000		247,671
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T26, Cl. A4		5.47	1/12/45	150,000	e	164,413
Bear Stearns Commercial Mortgage Securities,
Ser. 2006-T22, Cl. A4		5.68	4/12/38	205,000	e	228,350
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	710,000	e	789,084
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	200,000	a	303,987
Cargill,
Sr. Unscd. Notes	EUR	4.38	4/29/13	200,000	a	288,019
CCO Holdings Capital,
Gtd. Notes		7.88	4/30/18	590,000	b	615,075
Celanese US Holdings,
Gtd. Notes		6.63	10/15/18	75,000	b	76,875
Chesapeake Energy,
Gtd. Bonds	EUR	6.25	1/15/17	410,000	a	570,112
Chrysler Financial Auto Securitization,
Ser. 2010-A, Cl. D		3.52	8/8/16	450,000		449,945
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Cl. A4		5.89	12/10/49	255,000	e	273,496
Clear Channel Worldwide,
Gtd. Notes		9.25	12/15/17	20,000		21,300
Clear Channel Worldwide,
Gtd. Notes		9.25	12/15/17	345,000		370,013
CMS Energy,
Sr. Unscd. Notes		4.25	9/30/15	160,000		162,180
Consol Energy,
Gtd. Notes		8.00	4/1/17	315,000	b	342,563
Consol Energy,
Gtd. Notes		8.25	4/1/20	150,000	b	164,625
Consumers Energy,
First Mortgage Bonds, Ser. P		5.50	8/15/16	45,000		51,702
Consumers Energy,
First Mortgage Bonds, Ser. D		5.38	4/15/13	140,000		153,542
CSC Holdings,
Sr. Unscd. Notes		8.50	4/15/14	305,000		337,406
CVS Pass-Through Trust,
Scd. Notes		6.04	12/10/28	363,123		385,327
Denbury Resources,
Gtd. Notes		7.50	12/15/15	65,000		67,763
Discovery Communications,
Gtd. Notes		5.05	6/1/20	225,000		245,358
Dish DBS,
Gtd. Notes		7.75	5/31/15	320,000		342,800
Dish DBS,
Gtd. Notes		7.13	2/1/16	105,000		110,906
Dow Chemical,
Sr. Unscd. Notes		8.55	5/15/19	145,000		183,383
El Paso,
Sr. Unscd. Notes		7.00	6/15/17	335,000		357,400
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	175,000		207,942
Enterprise Products Operations,
Gtd. Notes		6.13	10/15/39	325,000		351,050
EQT,
Sr. Unscd. Notes		8.13	6/1/19	135,000		167,645

Federal Home Loan Mortgage Corp.		5.00	5/1/40 - 6/1/40	2,552,617	f	2,703,810
Federal Home Loan Mortgage Corp.		5.50	2/1/40 - 8/1/40	2,658,688	f	2,822,108
Federal National Mortgage Association		5.00	2/1/40 - 6/1/40	1,647,349	f	1,749,300
Federal National Mortgage Association		5.50	11/1/39 - 8/1/40	3,475,675	f	3,711,628
Ford Motor Credit,
Sr. Unscd. Notes		6.63	8/15/17	395,000		421,429
Fosse Master Issuer,
Ser. 2006-1A, Cl. A2		0.58	10/18/54	61,366	b,e	61,214
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	619,000		691,834
Frontier Communications,
Sr. Unscd. Notes		8.25	4/15/17	597,000		655,954
Georgia-Pacific,
Gtd. Notes		7.00	1/15/15	120,000	b	125,400
Georgia-Pacific,
Gtd. Notes		7.13	1/15/17	206,000	b	219,133
GMAC Commercial Mortgage Securities,
Ser. 2002-C2, Cl. A2		5.39	10/15/38	108,868		110,601
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	310,000	d	352,625
Gracechurch Mortgage Financing,
Ser. 2007-1A, Cl. 3A1		0.43	11/20/56	641,380	b,e	630,944
HCA,
Sr. Scd. Notes		7.88	2/15/20	640,000		703,200
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	270,000	b	291,600
Iron Mountain,
Sr. Sub. Notes		8.38	8/15/21	295,000		320,444
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.75	5/1/13	225,000		244,172
JPMorgan Chase & Co.,
Sr. Unscd. Notes	EUR	5.25	5/8/13	150,000	a	219,321
JP Morgan Chase Commercial Mortgage Securities,
Ser. 2006-CB14, Cl. ASB		5.51	12/12/44	261,692	e	281,444
JP Morgan Chase Commercial Mortgage Securities,
Ser. 2009-IWST, Cl. A2		5.63	12/5/27	680,000	b	776,405
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	165,000		197,062
Kraft Foods,
Sr. Unscd. Notes	EUR	6.25	3/20/15	150,000	a	235,233
Lamar Media,
Gtd. Notes		6.63	8/15/15	331,000		340,516
Lamar Media,
Gtd. Notes		7.88	4/15/18	90,000		94,950
Lear,
Gtd. Bonds		7.88	3/15/18	70,000		74,550
Lear,
Gtd. Notes		8.13	3/15/20	325,000	d	348,969
Levi Strauss,
Sr. Unscd. Notes	EUR	7.75	5/15/18	385,000	a	531,413
Masco,
Sr. Unscd. Bonds		7.13	3/15/20	430,000		441,253
Meccanica Holdings USA,
Gtd. Notes		7.38	7/15/39	125,000	b	141,585
Merck & Co.,
Gtd. Notes	EUR	5.38	10/1/14	140,000	a	214,141
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	7/12/38	85,184		87,523
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4		6.10	6/12/46	155,000	e	172,589
MGM Resorts International,
Sr. Scd. Notes		11.13	11/15/17	315,000		360,281
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4		5.80	6/11/42	35,000	e	38,882
Morgan Stanley,
Sr. Unscd. Notes, Ser. G	EUR	5.50	10/2/17	400,000	a	577,039
NBC Universal,
Notes		6.40	4/30/40	245,000	b	267,687

NBC Universal,
Sr. Unscd. Notes		5.15	4/30/20	385,000	b	416,563
Newfield Exploration,
Sr. Sub. Notes,		6.88	2/1/20	370,000		394,975
Newfield Exploration,
Sr. Sub. Notes		7.13	5/15/18	105,000		112,613
News America,
Gtd. Notes		6.90	3/1/19	155,000		189,885
NRG Energy,
Gtd. Notes		7.38	1/15/17	325,000		333,938
Peabody Energy,
Gtd. Notes		7.38	11/1/16	210,000		229,950
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	620,000		661,850
Philip Morris International,
Sr. Unscd. Notes		5.65	5/16/18	125,000		146,582
Philip Morris International,
Sr. Unscd. Notes		4.50	3/26/20	100,000		109,312
Philip Morris International,
Sr. Unscd. Notes		6.88	3/17/14	135,000		159,291
Plains All American Pipeline,
Gtd. Notes		4.25	9/1/12	300,000		313,047
Plains All American Pipeline,
Gtd. Notes		8.75	5/1/19	65,000		82,630
PNC Funding,
Gtd. Notes		3.63	2/8/15	465,000		491,324
Procter & Gamble,
Sr. Unscd. Notes	EUR	5.13	10/24/17	105,000	a	167,178
Range Resources,
Gtd. Notes		6.75	8/1/20	165,000		172,425
Range Resources,
Gtd. Notes		7.50	10/1/17	140,000		149,800
Reed Elsevier Capital,
Gtd. Notes		8.63	1/15/19	110,000		144,948
Reynolds Group Escrow,
Sr. Scd. Notes	EUR	7.75	10/15/16	390,000	a,b	542,302
Simon Property Group.
Sr. Unscd. Notes		4.38	3/1/21	550,000		558,707
Stater Brothers Holdings,
Gtd. Notes		7.75	4/15/15	355,000		365,650
Sungard Data Systems,
Gtd. Notes		10.63	5/15/15	45,000		50,400
U.S. Treasury, Bonds		3.88	8/15/40	665,000		687,547
U.S. Treasury, Bonds		4.25	5/15/39	1,280,000		1,407,400
U.S. Treasury, Bonds		5.38	2/15/31	405,000		521,501
Verizon Communications,
Sr. Unscd. Notes		6.10	4/15/18	245,000		291,797
Vornado,
Ser. 2010-VNO, Cl. A2FX		4.00	9/13/28	855,000	b	881,523
Vornado,
Ser. 2010-VN0, Cl. B		4.74	9/13/28	130,000	b	133,780
Vornado,
Ser. 2010-VN0, Cl. C		5.28	9/13/28	220,000	b	226,792
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	65,731		66,908
Wells Fargo & Co.,
Sr. Unscd. Notes		4.38	1/31/13	225,000		240,256
Wells Fargo & Company,
Sr. Notes		3.63	4/15/15	235,000		249,445
WM Covered Bond Program,
Covered Notes	EUR	4.00	9/27/16	235,000	a	333,773
Wrigley WM JR,
Sr. Scd. Notes		3.70	6/30/14	380,000	b	393,842
						44,667,274
Total Bonds and Notes
(cost $107,379,037)						114,061,463

	Principal
Short-Term Investments--1.7%	Amount ($)		Value ($)
U.S. Treasury Bills
0.14%, 10/21/10
(cost $2,009,845)	2,010,000	[g]	2,009,865
	Face Amount
	Covered by
Options Purchased--.2%	Contracts ($)		Value ($)
Call Options:
10-Year USD LIBOR-BBA,
February 2011 @ 3.63	3,000,000	h	256,437
Japanese Yen,
August 2011 @ 90	106,700,000	h	17,572
Japanese Yen,
August 2011 @ 90	110,000,000	h	18,854
Total Options
(cost $103,227)			292,863

Other Investment--2.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,265,085)	3,265,085	[i]	3,265,085

Investment of Cash Collateral for Securities Loaned--.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $726,400)	726,400	[i]	726,400
Total Investments (cost $113,483,594)	99.5%		120,355,676
Cash and Receivables (Net)	.5%		607,062
Net Assets	100.0%		120,962,738

a Principal amount stated in U.S. Dollars unless otherwise noted.
 AUD--Australian Dollar
 BRL--Brazilian Real
 CAD--Canadian Dollar
 CLP--Chilean Peso
 EGP--Egyptian Pound
 EUR--Euro
 GBP--British Pound
 IDR--Indonesian Rupiah
 JPY--Japanese Yen
 MXN--Mexican New Peso
 PHP--Philippines Peso
 PLN-- Polish Zloty
 SEK--Swedish Krona
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities had a market value of $12,344,003 or 10.2% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was
   $701,594 and the market value of the collateral held by the fund was $726,400.
e Variable rate security--interest rate subject to periodic change.
f The Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
  Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
g Held by broker as collateral for open financial futures positions.
h Non-income producing security.
i Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $113,483,594. Net unrealized appreciation on investments was $6,872,082 of which $7,170,694 related to appreciated investment securities and $298,612 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	45.1
Corporate Bonds	31.5
U.S. Government Agencies	9.1
Asset/Commercial Mortgage-Backed	6.5
Short-Term/Money Market Investments	4.9
U.S. Treasury	2.2
Options Purchased	0.2
99.5

† Based on net assets.

At September 30, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar, Expiring 10/27/2010	1,730,000	1,648,085	1,666,512	18,427
Canadian Dollar, Expiring 10/1/2010	922,727	894,983	896,810	1,827
Malaysian Ringgit, Expiring 10/27/2010	7,460,000	2,405,675	2,412,035	6,360
Mexican New Peso, Expiring 10/27/2010	11,430,000	894,191	905,132	10,941
Norwegian Krone, Expiring 10/27/2010	14,240,000	2,412,455	2,417,742	5,287
South Korean Won, Expiring 10/27/2010	2,593,180,000	2,242,847	2,271,735	28,888
Sales:		Proceeds ($)
Brazilian Real, Expiring 10/27/2010	2,800,000	1,620,464	1,645,277	(24,813)
British Pound, Expiring 10/27/2010	1,010,000	1,597,976	1,586,290	11,686
British Pound, Expiring 10/27/2010	4,855,000	7,681,387	7,625,188	56,199
Canadian Dollar, Expiring 10/27/2010	2,550,000	2,482,501	2,476,884	5,617
Canadian Dollar, Expiring 10/27/2010	930,000	901,512	903,334	(1,822)
Chilean Peso, Expiring 10/27/2010	150,690,000	307,750	311,250	(3,500)
Chilean Peso, Expiring 10/27/2010	126,500,000	258,348	261,286	(2,938)
Euro, Expiring 10/1/2010	476,849	647,894	650,065	(2,171)
Euro, Expiring 10/27/2010	6,813,000	9,179,632	9,286,026	(106,394)
Euro, Expiring 10/27/2010	5,670,000	7,641,346	7,728,133	(86,787)
Euro, Expiring 10/27/2010	7,120,000	9,593,488	9,704,463	(110,975)
Euro, Expiring 10/27/2010	3,550,000	4,781,389	4,838,602	(57,213)
Indonesian Rupiah, Expiring 10/27/2010	14,895,595,000	1,658,752	1,661,237	(2,485)
Japanese Yen, Expiring 10/27/2010	314,398,000	3,729,337	3,767,039	(37,702)
Japanese Yen, Expiring 10/27/2010	351,415,000	4,167,141	4,210,568	(43,427)
Japanese Yen, Expiring 10/27/2010	296,180,000	3,516,324	3,548,755	(32,431)
Polish Zloty, Expiring 10/27/2010	2,270,000	762,871	779,305	(16,434)
Swedish Krona, Expiring 10/27/2010	4,640,000	680,476	687,896	(7,420)

Gross Unrealized Appreciation				145,232
Gross Unrealized Depreciation				(536,512)

STATEMENT OF FINANCIAL FUTURES
September 30, 2010 (Unaudited)

					Unrealized
		Market Value			Appreciation
		Covered by			(Depreciation)
	Contracts	Contracts ($)	Expiration		at 9/30/2010 ($)
Financial Futures Short
Australian 3 Year Bonds	88	(8,782,870) December 2010			759
EURO - Bobl	12	(1,973,062) December 2010			(274)
U.S. Treasury 2 Year Notes	28	(6,145,563) December 2010			(12,160)
U.S. Treasury 10 Year Notes	22	(2,773,031) December 2010			(24,428)

Gross Unrealized Appreciation					759
Gross Unrealized Depreciation					(36,862)

STATEMENT OF OPTIONS WRITTEN
September 30, 2010 (Unaudited)

			Face Amount
			Covered by
			Contracts ($)		Value ($)

Put Options:
10-Year USD LIBOR-BBA,
February 2011 @ 5.36
(Premiums received $45,000)			3,000,000	a	(123)

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
USD--US Dollar

a Non-income producing security.

						Unrealized
Notional	Reference		(Pay) /Receive		Market	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Depreciation) ($)
3,445,000	USD - 6 Month Libor	Citibank	(3.68)	5/5/2020	(401,401.53)	(401,402)
1,570,000	USD - 3 Month Libor	JP Morgan	3.29	11/24/2018	136,519.04	136,519
360,000	GBP - 6 Month Libor	JP Morgan	6.30	6/18/2011	29,737.56	29,890
219,000,000	JPY - 6 Month Yenibor	JP Morgan	1.36	1/19/2012	37,772.01	37,880

Gross Unrealized Appreciation						204,289
Gross Unrealized Depreciation						(401,402)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	712,702	-	712,702
Commercial Mortgage-Backed	-	4,862,735	-	4,862,735
Corporate Bonds+	-	38,098,142	-	38,098,142
Foreign Government	-	54,509,642	-	54,509,642
Mutual Funds	3,991,485	-	-	3,991,485
Residential Mortgage-Backed	-	2,274,948	-	2,274,948
U.S. Government Agencies/Mortgage-Backed	-	10,986,846	-	10,986,846
U.S. Treasury	-	4,626,313	-	4,626,313
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	145,232	-	145,232
Futures++	759	-	-	759
Options Purchased	-	292,863	-	292,863
Swaps++	-	204,289	-	204,289
Liabilities ($)	-	-	-
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(536,512)	-	(536,512)
Futures++	(36,862)	-	-	(36,862)
Swaps++	-	401,402	-	401,402
Options Written	-	(123)	-	(123)

+ See Statement of Investments for country and industry classification.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded overthe-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.

When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish International Fixed Income Fund
September 30, 2010 (Unaudited)
		Coupon	Maturity	Principal
Bonds and Notes--96.3%		Rate (%)	Date	Amount ($)		Value ($)
Argentina--.5%
Republic of Argentina,
Sr. Unscd. Notes, Ser. 1		8.75	6/2/17	600,000		583,800
Australia--1.6%
Queensland Treasury,
Gov't Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	1,865,000	a	1,849,580
Belgium--.3%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	130,000	a	300,365
Bermuda--.1%
Holcim Capital,
Gtd. Notes		6.88	9/29/39	120,000	b	133,933
Brazil--1.9%
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	370,000	a	2,077,358
Canada--4.6%
Bombardier,
Sr. Notes		7.75	3/15/20	410,000	b	444,850
Canadian Government,
Bonds	CAD	4.00	6/1/16	1,960,000	a	2,094,585
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	1,165,000	a	1,820,362
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	635,000		800,847
						5,160,644
Cayman Islands--.5%
Vale Overseas,
Gtd. Notes		4.63	9/15/20	550,000		570,811
Chile--.5%
Republic of Chile,
Notes	CLP	5.50	8/5/20	257,000,000	a	563,801
Egypt--.9%
Egypt Treasury,
Bills, Ser. 182	EGP	0.00	2/15/11	6,000,000	a,c	1,017,555
Finland--.6%
Aktia Real Estate,
Bonds	EUR	4.13	6/11/14	450,000	a	651,537
France--3.3%
Crown Euro Holdings,
Sr. Notes	EUR	7.13	8/15/18	155,000	a,b	222,926
Electricite De France,
Sr. Unscd. Notes	EUR	5.00	5/30/14	150,000	a	225,144
GDF Suez,
Sr. Unscd. Notes	EUR	6.25	1/24/14	95,000	a	146,770
Government of France,
Bonds	EUR	4.75	4/25/35	1,670,000	a	2,846,750
PPR,
Sr. Unscd. Notes	EUR	8.63	4/3/14	155,000	a	251,929
						3,693,519
Germany--7.9%
Bundesrepublik Deutschland,
Bonds, Ser. 09	EUR	3.25	1/4/20	4,695,000	a	6,954,366
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	430,000	a,b	623,800
Heidelbergcement Finance,
Gtd. Bonds	EUR	7.50	4/3/20	150,000	a	205,255
Heidelbergcement Finance,
Gtd. Notes	EUR	8.50	10/31/19	720,000	a	1,050,249
						8,833,670

Indonesia--1.8%
Indonesia Government,
Notes	IDR	11.50	9/15/19	6,000,000,000	a	842,829
Indonesia Government,
Notes	IDR	11.50	9/15/19	2,220,000,000	a	311,847
Indonesia Government,
Sr. Unscd. Bonds, Ser. FR23	IDR	11.00	12/15/12	7,436,000,000	a	907,216
						2,061,892
Italy--5.8%
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	3.75	8/1/15	3,470,000	a	4,942,127
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	5.00	9/1/40	1,140,000	a	1,621,677
						6,563,804
Japan--9.8%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	11,000,000	a	127,832
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.70	9/20/22	263,000,000	a	3,310,883
Japan Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	93,000,000	a	1,093,370
Japan Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	290,400,000	a	3,409,581
Japan Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	237,500,000	a	3,090,595
						11,032,261
Luxembourg--1.0%
Enel Finance International,
Gtd. Notes		5.13	10/7/19	500,000	b	531,222
Finmeccanica,
Gtd. Bonds	EUR	5.25	1/21/22	155,000	a	222,756
Holcim US Finance,
Gtd. Notes		6.00	12/30/19	370,000	b	404,455
						1,158,433
Mexico--1.9%
Mexican Bonos,
Bonds, Ser. M 20	MXN	10.00	12/5/24	13,730,000	a	1,452,357
Petroleos Mexicanos,
Bonds		6.63	6/15/35	580,000	b	636,509
						2,088,866
Netherlands--4.8%
Daimler International Finance,
Gtd. Notes, Ser. 6	EUR	6.88	6/10/11	240,000	a	338,549
Diageo Capital,
Gtd. Notes	EUR	5.50	7/1/13	240,000	a	357,673
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	140,000	a	207,951
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	175,000	a	281,435
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	150,000	a	227,278
Kazakhstan Temir Zholy,
Gtd. Notes		6.38	10/6/20	200,000	b,d	207,500
Netherlands Government,
Bonds	EUR	4.00	7/15/18	1,030,000	a	1,577,771
Netherlands Government,
Bonds	EUR	4.00	1/15/37	965,000	a	1,563,457
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	250,000	a	430,715
Storm,
Ser. 2005, Cl.A	EUR	1.04	5/26/47	131,622	a,e	176,903
						5,369,232
Philippines--.3%
Republic of Philippines
Sr. Unscd. Notes t	PHP	4.95	1/15/21	12,000,000	a	280,755
Poland--.8%
Poland Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	2,695,000	a	937,833
South Korea--.2%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	155,000	a	226,049

Spain--6.8%
BBVA Senior Finance,
Bank Gtd. Notes	EUR	3.88	8/6/15	400,000	a	552,139
Santander International,
Bank Gtd. Notes	EUR	3.50	3/10/15	400,000	a	548,051
Spanish Government,
Bonds	EUR	5.40	7/30/11	2,365,000	a	3,338,063
Spanish Government,
Bonds	EUR	4.40	1/31/15	1,900,000	a	2,744,424
Telefonica Emisiones,
Gtd. Notes	EUR	5.43	2/3/14	300,000	a	440,692
						7,623,369
Sri Lanka--.4%
Republic of Sri Lanka,
Sr. Unscd. Notes		6.25	10/4/20	425,000	b,d	430,844
Supranational--.7%
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000	a	733,405
Sweden--1.4%
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	6,475,000	a	1,003,430
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	3,295,000	a	555,484
						1,558,914
Ukraine--.4%
Ukraine Government,
Bonds		7.75	9/23/20	430,000	b	433,763
United Kingdom--13.4%
FCE Bank,
Sr. Unscd. Notes	EUR	7.13	1/16/12	600,000	a	848,624
Holmes Master Issuer,
Ser. 2007-2A, Cl. 3A1		0.61	7/15/21	580,000	e	574,520
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	6.38	6/17/16	370,000	a	565,578
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	275,000	a	411,248
Royal Bank of Scotland,
Sr. Notes	EUR	3.00	9/8/15	265,000	a	361,663
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	5.75	5/21/14	210,000	a	307,907
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	775,000	a	1,260,096
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	2,045,000	a	3,407,271
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	780,000	a	1,300,820
United Kingdom Gilt,
Bonds	GBP	4.50	3/7/19	3,370,000	a	5,977,629
						15,015,356
United States--24.1%
AES,
Sr. Unscd. Notes		7.75	10/15/15	215,000		231,125
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	320,000		323,393
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	450,000		496,582
Aramark,
Gtd. Notes		8.50	2/1/15	505,000	f	527,725
Arkle Master Issuer,
Ser. 2006-2A, Cl. 3A1		0.46	2/17/52	650,000	b,e	647,147
Arran Residential Mortgage Funding,
Ser. 2006-1A, Cl. A2B		0.60	4/12/56	814,338	b,e	808,247
Autozone,
Sr. Unscd. Notes		5.75	1/15/15	180,000		204,329
Ball,
Gtd. Notes		7.38	9/1/19	365,000		398,762
Bear Stearns Commercial Mortgage Securities,

Ser. 2007-T26, Cl. A4		5.47	1/12/45	55,000	e	60,285
Bear Stearns Commercial Mortgage Securities,
Ser. 2006-T22, Cl. A4		5.68	4/12/38	250,000	e	278,476
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	725,000	e	805,755
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	245,000	a	372,384
Cargill,
Sr. Unscd. Notes	EUR	4.38	4/29/13	200,000	a	288,019
CCO Holdings Capital,
Gtd. Notes		7.88	4/30/18	380,000	b	396,150
Celanese US Holdings,
Gtd. Notes		6.63	10/15/18	65,000	b	66,625
Chesapeake Energy,
Gtd. Bonds,	EUR	6.25	1/15/17	292,000	a	406,031
Chrysler Financial Auto Securitization,
Ser. 2010-A, Cl. D,		3.52	8/8/16	425,000		424,948
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Cl. A4		5.89	12/10/49	325,000	e	348,574
CMS Energy,
Sr. Unscd. Notes		4.25	9/30/15	220,000		222,998
Consol Energy,
Gtd. Notes		8.00	4/1/17	310,000	b	337,125
Consol Energy,
Gtd. Notes		8.25	4/1/20	180,000	b	197,550
CSC Holdings,
Sr. Unscd. Notes		8.50	4/15/14	375,000		414,844
CVS Pass-Through Trust,
Scd. Notes		6.04	12/10/28	344,967		366,061
Denbury Resources,
Gtd. Notes		7.50	12/15/15	70,000		72,975
Dish DBS,
Gtd. Notes		7.75	5/31/15	395,000		423,144
Dish DBS,
Gtd. Notes		7.13	2/1/16	135,000		142,594
Dow Chemical,
Sr. Unscd. Notes		8.55	5/15/19	165,000		208,678
El Paso,
Sr. Unscd. Notes		7.00	6/15/17	410,000		437,415
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	220,000		261,413
Enterprise Products Operations,
Gtd. Notes		6.13	10/15/39	190,000		205,229
EQT,
Sr. Unscd. Notes		8.13	6/1/19	155,000		192,481
Ford Motor Credit,
Sr. Unscd. Notes		6.63	8/15/17	235,000		250,723
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	705,000		787,953
Frontier Communications,
Sr. Unscd. Notes		8.25	4/15/17	486,000		533,992
Georgia-Pacific,
Gtd. Notes		7.00	1/15/15	145,000	b	151,525
GMAC Commercial Mortgage Securities,
Ser. 2002-C2, Cl. A2		5.39	10/15/38	136,085		138,251
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	440,000	f	500,500
Gracechurch Mortgage Financing,
Ser. 2007-1A, Cl. 3A1		0.43	11/20/56	688,890	b,e	677,681
HCA,
Sr. Scd. Notes		7.88	2/15/20	190,000		208,762
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	330,000	b	356,400
Iron Mountain,
Sr. Sub. Notes		8.38	8/15/21	370,000		401,912
JPMorgan Chase & Co.,
Sr. Unscd. Notes	EUR	6.13	4/1/14	200,000	a	304,053
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	170,000		203,034

Kraft Foods,
Sr. Unscd. Notes	EUR	6.25	3/20/15	255,000	a	399,896
Lamar Media,
Gtd. Notes		6.63	8/15/15	426,000		438,248
Lamar Media,
Gtd. Notes		7.88	4/15/18	110,000		116,050
Lear,
Gtd. Notes		8.13	3/15/20	370,000	f	397,288
Lear,
Gtd. Bonds		7.88	3/15/18	85,000		90,525
Levi Strauss,
Sr. Unscd. Notes	EUR	7.75	5/15/18	415,000	a	572,822
Masco,
Sr. Unscd. Bonds		7.13	3/15/20	510,000		523,347
Merck & Co.,
Gtd. Notes	EUR	5.38	10/1/14	200,000	a	305,916
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	7/12/38	111,110		114,160
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4		6.10	6/12/46	185,000	e	205,993
MGM Resorts International,
Sr. Scd. Notes		11.13	11/15/17	400,000		457,500
Morgan Stanley,
Sr. Unscd. Notes, Ser. G	EUR	5.50	10/2/17	400,000	a	577,039
Newfield Exploration,
Sr. Sub. Notes		6.88	2/1/20	400,000		427,000
Newfield Exploration,
Sr. Sub. Notes		7.13	5/15/18	110,000		117,975
NRG Energy,
Gtd. Notes		7.38	1/15/17	400,000		411,000
Peabody Energy,
Gtd. Notes		7.38	11/1/16	255,000		279,225
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	470,000		501,725
Philip Morris International,
Sr. Unscd. Notes		4.50	3/26/20	285,000		311,539
Procter & Gamble,
Sr. Unscd. Notes	EUR	5.13	10/24/17	135,000	a	214,943
Range Resources,
Gtd. Notes		6.75	8/1/20	185,000		193,325
Range Resources,
Gtd. Notes		7.50	10/1/17	145,000		155,150
Reynolds Group Escrow,
Sr. Scd. Notes	EUR	7.75	10/15/16	455,000	a,b	632,685
Simon Property Group.
Sr. Unscd. Notes		4.38	3/1/21	550,000		558,707
Stater Brothers Holdings,
Gtd. Notes		7.75	4/15/15	590,000		607,700
U.S. Treasury,
Notes		3.38	11/15/19	820,000		883,486
Vornado,
Ser. 2010-VNO, Cl. A2FX		4.00	9/13/28	820,000	b	845,437
Vornado,
Ser. 2010-VN0, Cl. B		4.74	9/13/28	130,000	b	133,780
Vornado,
Ser. 2010-VN0, Cl. C		5.28	9/13/28	220,000	b	226,792
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	81,267		82,723
Windstream,
Gtd. Notes		7.88	11/1/17	305,000		319,488
WM Covered Bond Program,
Covered Notes	EUR	4.00	9/27/16	285,000	a	404,789
Wrigley WM JR,
Sr. Scd. Notes		3.70	6/30/14	430,000	b	445,663
						27,033,766
Total Bonds and Notes
(cost $100,400,463)						107,985,115

	Principal
Short-Term Investment--3.0%	Amount ($)		Value ($)
U.S. Treasury Bills
0.14%, 10/21/10
(cost $3,409,732)	3,410,000	[g]	3,409,772
	Face Amount
	Covered by
Options Purchased--.3%	Contracts ($)		Value ($)
Call Options:
10-Year USD LIBOR-BBA,
February 2011 @ 3.63	3,220,000	h	275,242
Japanese Yen
August 2011 @ 90.00	104,700,000	h	17,243
Japanese Yen
August 2011 @ 90.00	110,000,000	h	18,854
Total Options
(cost $105,956)			311,339

Other Investment--.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $270,338)	270,338	[i]	270,338

Investment of Cash Collateral for Securities Loaned--.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $567,702)	567,702	[i]	567,702
Total Investments (cost $104,754,191)	100.3%		112,544,266
Liabilities, Less Cash and Receivables	(.3%)		(283,911)
Net Assets	100.0%		112,260,355

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CLP--Chilean Peso
EUR--Euro
EGP--Egyptian Pound
GBP--British Pound
IDR--Indonesian Rupiah
JPY--Japanese Yen
MXN--Mexican New Peso
PHP--Philippines Peso
PLN-- Polish Zloty
SEK--Swedish Krona
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities had a market value of $9,992,609 or 8.9% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Purchased on a delayed delivery basis.
e Variable rate security--interest rate subject to periodic change.
f Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was
   $547,712 and the market value of the collateral held by the fund was $567,702.
g Held by broker as collateral for open financial futures and options positions.
h Non-income producing security.
i Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $104,754,191. Net unrealized appreciation on investments was $7,790,075 of which $8,010,870 related to appreciated investment securities and $220,795 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	59.2
Corporate Bonds	30.1
U.S. Treasury	3.8
Asset/Comercial Mortgage-Backed	3.6
Residential Mortgage-Backed	2.6
Money Market Investments	0.7
Options	0.3
100.3

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	748,341	-	748,341
Commercial Mortgage-Backed	-	3,917,906	-	3,917,906
Corporate Bonds†	-	33,765,049	-	33,765,049
Foreign Government	-	66,463,516	-	66,463,516
Mutual Funds	838,040	-	-	838,040
Residential Mortgage-Backed		2,206,817		2,206,817
U.S. Treasury	-	4,293,258	-	4,293,258
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	144,120	-	144,120
Futures††	46,626	-	-	46,626
Options Purchased		311,339	-	311,339
Swaps††	-	602,947	-	602,947
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(654,307)	-	(654,307)
Futures††	(17,870)	-	-	(17,870)
Options Written		(132)
Swaps††	-	(1,489,089)	-	(1,489,089)

† See Statement of Investments for country and industry classification.
Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
September 30, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2010 ($)
Financial Futures Long
Japanese 10 Year Bonds	2	3,436,033	December 2010	45,999
Financial Futures Short
Australian 3 Year Bonds	79	(7,884,622)	December 2010	627
U.S. Treasury 2 Year Notes	40	(8,779,375)	December 2010	(17,697)
U.S. Treasury 5 Year Notes	5	(604,336)	December 2010	(173)

Gross Unrealized Appreciation				46,626
Gross Unrealized Depreciation				(17,870)

The following summarizes open forward contracts at September 30, 2010:

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar, Expiring 10/27/2010	385,000	366,770	370,871	4,101
Canadian Dollar, Expiring 10/1/2010	878,259	851,851	853,590	1,739
Malaysian Ringgit, Expiring 10/27/2010	6,770,000	2,183,167	2,188,938	5,771
Mexican New Peso, Expiring 10/27/2010	4,875,000	381,381	386,047	4,666
Norwegian Krone, Expiring 10/27/2010	12,820,000	2,171,887	2,176,647	4,760
South Korean Won, Expiring 10/27/2010	2,479,610,000	2,144,620	2,172,243	27,623

Sales:		Proceeds ($)
Brazilian Real, Expiring 10/27/2010	3,405,000	1,970,600	2,000,774	(30,174)
British Pound, Expiring 10/27/2010	6,800,000	10,758,688	10,679,974	78,714
British Pound, Expiring 10/27/2010	840,000	1,329,010	1,319,291	9,719
Canadian Dollar, Expiring 10/27/2010	3,190,000	3,105,560	3,098,533	7,027
Canadian Dollar, Expiring 10/27/2010	880,000	853,044	854,768	(1,724)
Chilean Peso, Expiring 10/27/2010	129,900,000	265,292	268,309	(3,017)
Chilean Peso, Expiring 10/27/2010	131,380,000	268,314	271,365	(3,051)
Euro, Expiring 10/1/2010	525,447	713,924	716,316	(2,392)
Euro, Expiring 10/27/2010	9,460,000	12,746,120	12,893,851	(147,731)
Euro, Expiring 10/27/2010	3,770,000	5,077,700	5,138,459	(60,759)
Euro, Expiring 10/27/2010	6,145,000	8,281,494	8,375,552	(94,058)
Euro, Expiring 10/27/2010	9,835,000	13,251,679	13,404,971	(153,292)
Indonesian Rupiah, Expiring 10/27/2010	18,146,980,000	2,020,822	2,023,850	(3,028)
Japanese Yen, Expiring 10/27/2010	231,785,000	2,750,015	2,777,191	(27,176)
Japanese Yen, Expiring 10/27/2010	290,010,000	3,440,050	3,474,828	(34,778)
Japanese Yen, Expiring 10/27/2010	239,540,000	2,840,508	2,870,109	(29,601)
Japanese Yen, Expiring 10/27/2010	247,255,000	2,935,474	2,962,548	(27,074)
Polish Zloty, Expiring 10/27/2010	2,760,000	927,544	947,525	(19,981)
Swedish Krona, Expiring 10/27/2010	10,300,000	1,510,541	1,527,012	(16,471)

Gross Unrealized Appreciation				144,120
Gross Unrealized Depreciation				(654,307)

STATEMENT OF OPTIONS WRITTEN	-
September 30, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Put Options:
10-Year USD LIBOR-BBA,
February 2011 @ 5.36	3,220,000	a	(132)
(Premiums received $48,300)

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
USD--US Dollar

a Non-income producing security.

				Implied			Unrealized
Notional	Reference		(Pay) /Receive	Credit		Market	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Depreciation) ($)
12,780,000	USD - 6 Month Libor	Citibank	(3.68)	N/A	5/5/2020	(1,489,088.97)	(1,489,089)
1,080,000	GBP - 6 Month Libor	JP Morgan	6.30	N/A	6/18/2011	89,212.64	89,670
595,000,000	JPY - 6 Month Yenibor	JP Morgan	1.36	N/A	1/19/2012	102,622.68	102,916
240,000,000	JPY - 6 Month Yenibor	JP Morgan	1.13	N/A	2/16/2019	74,700.35	74,737
304,000,000	JPY - 6 Month Yenibor	JP Morgan	2.08	N/A	7/28/2016	335,416.80	335,624

Gross Unrealized Appreciation	602,947
Gross Unrealized Depreciation	(1,489,089)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded overthe-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.

When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 22, 2010

By: /s/ James Windels
James Windels Treasurer
Date: November 22, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)